Consolidated Balance Sheets (USD $)	Aug. 31, 2011	Nov. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 2,939	$ 2,142
Loans receivable	7,500
Total Current Assets	10,439	2,142
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $22,161 and $-0-, respectively	208,891
OTHER ASSETS
Mining assets	45,500	45,500
Other assets	1,104
Total Other Assets	46,604	45,500
TOTAL ASSETS	265,934	47,642
CURRENT LIABILITIES
Accounts payable and accrued liabilities	520,828	87,265
Due to related parties	30,000	148,500
Notes and loans payable	2,737,451	267,500
Proceeds from investors pursuant to Stock Purchase Agreements to be effective upon completion of reverse stock split	200,000
Total Current Liabilities	3,488,279	503,265
TOTAL LIABILITIES	3,488,279	503,265
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series A Preferred Stock, 20,000,000 shares designated, 14,000,000 and 14,000,000 shares issued and outstanding, respectively	140	140
Series B Preferred Stock, 100,000 and 100,000 shares issued and outstanding, respectively	1	1
Common stock, $0.00001 par value; 750,000,000 shares authorized, 604,613,332 and 120,013,332 shares issued and outstanding and to be issued, respectively	6,046	1,200
Additional paid-in capital	9,421,005	4,015,101
Accumulated deficit	(12,649,537)	(4,472,065)
Total Stockholders' Deficit	(3,222,345)	(455,623)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	265,934	47,642
Series A Preferred Stock
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series A Preferred Stock, 20,000,000 shares designated, 14,000,000 and 14,000,000 shares issued and outstanding, respectively	140	140
Series B Preferred Stock
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series B Preferred Stock, 100,000 and 100,000 shares issued and outstanding, respectively	$ 1	$ 1